Commitments and Contingencies (Details) - USD ($)					6 Months Ended	12 Months Ended		24 Months Ended
	Jul. 16, 2025	Apr. 16, 2025	Oct. 29, 2021	Sep. 24, 2020	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 29, 2022	Jan. 01, 2022
Commitments and Contingencies [Line Items]
Contribution made in joint ventures		$ 75,000			$ 75,000
Additional contribution	$ 750,000
Amount drawn down						$ 3,109,091	$ 2,000,000
Irrevocable standby letter of credit
Commitments and Contingencies [Line Items]
Amount under LOC			$ 425,000	$ 25,000					$ 920,000	$ 650,000
Interest rate			4.25%	4.25%
Line of credit maturity date			Sep. 29, 2025	Dec. 24, 2021
Amount drawn down			$ 0					$ 0
Sharon AI [Member]
Commitments and Contingencies [Line Items]
Membership interest in joint venture					50.00%